Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Income statement narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
(Gain)/loss reclassified to profit or loss	$ (1,104)	$ 12	$ 4	$ (1,092)	$ 2
Impairment loss	1,984	382	2,490
Impairment loss, after tax	1,778	$ 332	$ 1,910
Marketing
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	1,055
Chemicals and Products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	690
Renewables and Energy Solutions
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 141